UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   July 31, 2002

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $38,572

List of Other Included Managers:
             Monetta Fund

                                      Monetta Financial Services,Inc.
                                      FORM 13F
                                      June 30, 2002


                                                                                                                Voting Authority
                                                             Value  Shares/ Sh/ Put/ Invstmt    Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt Prn Call Dscretn   Managers     Sole    Shared   None
ActivCard S.A. - SP ADR        COM              00505N109       71    11200 SH       Sole                    11200
AmSouth Bancorp.               COM              032165102      269    12000 SH       Sole                    12000
Ambac Financial Group, Inc.    COM              023139108     1281    19000 SH       Sole                    19000
Associated Banc-Corp.          COM              045487105      852    22600 SH       Sole                    22600
AutoZone, Inc.                 COM              053332102     1159    15000 SH       Sole                    15000
BorgWarner, Inc.               COM              099724106      347     6000 SH       Sole                     6000
Canyon Resources Corp.         COM              138869300      155    72200 SH       Sole                    72200
Charter One Financial, Inc.    COM              160903100      928    27000 SH       Sole                    27000
Cisco Systems, Inc.            COM              17275R102      391    28000 SH       Sole                    28000
Coeur d'Alene Mines Corp.      COM              192108108      211   125000 SH       Sole                   125000
Commercial Metals, Co.         COM              201723103      704    15000 SH       Sole                    15000
Constellation Brands, Inc.     COM              21036P108     2016    63000 SH       Sole                    63000
Coventry Health Care, Inc.     COM              222862104      598    21000 SH       Sole                    21000
D.R. Horton, Inc.              COM              23331A109      358    13750 SH       Sole                    13750
Dean Foods Co.                 COM              242370104     1119    30000 SH       Sole                    30000
Dime Community Bancshares      COM              253922108      511    22500 SH       Sole                    22500
Dynegy, Inc. - CL A            COM              26816Q101      144    20000 SH       Sole                    20000
Finisar Corp.                  COM              31787A101       40    17000 SH       Sole                    17000
First American Financial Corp. COM              318522307      203     9000 SH       Sole                     9000
First Virginia Banks, Inc.     COM              337477103      772    14400 SH       Sole                    14400
Freeport-McMoRan Copper & Gold COM              35671D857      535    30000 SH       Sole                    30000
GTECH Holdings Corp.           COM              400518106     2043    80000 SH       Sole                    80000
Greenpoint Financial Corp.     COM              395384100      565    11500 SH       Sole                    11500
Halliburton Co.                COM              406216101      159    10000 SH       Sole                    10000
Health Net, Inc.               COM              42222G108      616    23000 SH       Sole                    23000
Henry Schein, Inc.             COM              806407102      801    18000 SH       Sole                    18000
Hudson United Bancorp.         COM              444165104      251     8800 SH       Sole                     8800
Idexx Laboratories, Inc.       COM              45168D104      335    13000 SH       Sole                    13000
Intel Corp.                    COM              458140100      322    17600 SH       Sole                    17600
Jones Lang LaSalle , Inc.      COM              48020Q107     1062    43000 SH       Sole                    43000
Kindred Healthcare, Inc.       COM              494580103      370     8300 SH       Sole                     8300
Kinross Gold Corp.             COM              496902107      469   205000 SH       Sole                   205000
LNR Property Corp.             COM              501940100      931    27000 SH       Sole                    27000
Libbey, Inc.                   COM              529898108      280     8200 SH       Sole                     8200
Medicis Pharmaceutical Corp. - COM              584690309      342     8000 SH       Sole                     8000
Meritage Corp.                 COM              59001A102      407     9000 SH       Sole                     9000
Microsoft Corp.                COM              594918104      341     6300 SH       Sole                     6300
Mohawk Industries, Inc.        COM              608190104     1723    28000 SH       Sole                    28000
Movie Gallery, Inc.            COM              624581104      950    45000 SH       Sole                    45000
Nat'l Commerce Financial Corp. COM              63545P104      342    13000 SH       Sole                    13000
New York Community Bancorp, In COM              649445103      707    26100 SH       Sole                    26100
O'Reilly Automotive, Inc.      COM              686091109      386    14000 SH       Sole                    14000
Omnicare, Inc.                 COM              681904108      788    30000 SH       Sole                    30000
Oracle Corp.                   COM              68389X105      133    14000 SH       Sole                    14000
Owens & Minor, Inc.            COM              690730106     1502    76000 SH       Sole                    76000
Papa John's Int'l, Inc.        COM              698813102      501    15000 SH       Sole                    15000
Pfizer, Inc.                   COM              717081103      210     6000 SH       Sole                     6000
Phelps Dodge Corp.             COM              717265102      412    10000 SH       Sole                    10000
Pittston Brink's Group         COM              725701106      432    18000 SH       Sole                    18000
Province Healthcare Co.        COM              743977100      838    37500 SH       Sole                    37500
Radian Group, Inc.             COM              750236101      901    18500 SH       Sole                    18500
Reebok Int'l Ltd.              COM              758110100      339    11500 SH       Sole                    11500
Regis Corp.                    COM              758932107      351    13000 SH       Sole                    13000
Smith Int'l, Inc.              COM              832110100      273     4000 SH       Sole                     4000
The Bombay Co.                 COM              097924104      528   120000 SH       Sole                   120000
The Robert Mondavi Corp.       COM              609200100      342    10000 SH       Sole                    10000
The TJX Companies, Inc.        COM              872540109     1059    54000 SH       Sole                    54000
Toll Brothers, Inc.            COM              889478103      938    32000 SH       Sole                    32000
Valassis Communications, Inc.  COM              918866104      912    25000 SH       Sole                    25000
Varco Int'l, Inc.              COM              922122106      596    34000 SH       Sole                    34000
Wallace Computer Services      COM              932270101      279    13000 SH       Sole                    13000
Willis Group Holdings Ltd.     COM              G96655108      658    20000 SH       Sole                    20000
Winn-Dixie Stores, Inc.        COM              974280109      514    33000 SH       Sole                    33000